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                                                                    MetLife Logo

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Metropolitan Life Insurance Company and
           The New England Variable Account
           File No. 333-11131 - (Zenith Accumulator)
           Rule 497(j) Certification
           _________________________________________

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements and Statement of Additional Information ("SAI") each dated May 1, 2006 to the Prospectus dated April 30, 1999 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and SAI to the Prospectus contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 24, 2006.

     If you have any questions, please contact me at (617) 578-3514.


                                          Sincerely,

                                          /s/ Michele H. Abate
                                          --------------------------------------
                                          Michele H. Abate
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company